Schedule of investments
Delaware Strategic Income Fund	October 31, 2023 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 9.92%
Fannie Mae REMICS Series 2014-34 MA 3.00% 2/25/44	45,990	$ 42,819
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2020-HQA2 M2 144A 8.535% (SOFR + 3.21%) 3/25/50 #, •	1,027,566	1,062,355
Series 2021-DNA1 M2 144A 7.121% (SOFR + 1.80%) 1/25/51 #, •	1,036,318	1,031,146
Series 2021-DNA3 M2 144A 7.421% (SOFR+ 2.10%) 10/25/33 #, •	1,350,000	1,352,290
Series 2021-DNA5 M2 144A 6.971% (SOFR + 1.65%) 1/25/34 #, •	1,963,978	1,964,427
Series 2021-HQA1 M2 144A 7.571% (SOFR + 2.25%) 8/25/33 #, •	4,533,826	4,481,415
Series 2021-HQA2 M2 144A 7.371% (SOFR + 2.05%) 12/25/33 #, •	4,500,000	4,437,939
Series 2022-DNA1 M2 144A 7.821% (SOFR + 2.50%) 1/25/42 #, •	3,000,000	2,932,500
Series 2022-DNA2 M2 144A 9.071% (SOFR + 3.75%) 2/25/42 #, •	3,000,000	3,041,250

GNMA Series 2015-151 KC 3.50% 4/20/34	15,534	14,631
Total Agency Collateralized Mortgage Obligations (cost $20,453,267)		20,360,772

Agency Commercial Mortgage-Backed Securities — 0.86%
FREMF Mortgage Trust
Series 2017-K66 B 144A 4.039% 7/25/27 #, •	325,000	302,275
Series 2017-K71 B 144A 3.752% 11/25/50 #, •	325,000	297,016
Series 2018-K72 B 144A 3.994% 12/25/50 #, •	325,000	299,309
Series 2018-K86 C 144A 4.294% 11/25/51 #, •	970,000	871,973
Total Agency Commercial Mortgage-Backed Securities (cost $2,140,546)		1,770,573

Agency Mortgage-Backed Securities — 4.53%
Fannie Mae S.F. 30 yr
4.50% 2/1/53	779,054	696,375
5.50% 10/1/52	2,396,357	2,283,381
5.50% 7/1/53	737,222	699,530
6.00% 12/1/52	1,195,047	1,168,248
6.50% 9/1/53	999,222	994,391

Freddie Mac S.F. 15 yr 5.00% 6/1/38	981,798	947,142
NQ- DD [1023] 1223 (3265778)    1

Schedule of investments
Delaware Strategic Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)

Freddie Mac S.F. 20 yr 5.50% 6/1/43	1,001,943	$ 964,346
Freddie Mac S.F. 30 yr 5.00% 6/1/53	1,666,594	1,538,128
Total Agency Mortgage-Backed Securities (cost $9,658,737)		9,291,541

Convertible Bond — 0.22%
Helix Energy Solutions Group 6.75% exercise price $6.97, maturity date 2/15/26	290,000	453,995
Total Convertible Bond (cost $236,390)		453,995

Corporate Bonds — 45.44%
Banking — 4.67%
Access Bank 144A 6.125% 9/21/26 #		600,000	502,200
Banco Mercantil del Norte 144A 8.375% 10/14/30 #, μ, ψ		500,000	456,470
Banco Santander Mexico 144A 7.525% 10/1/28 #, μ		350,000	350,194
Bank of New York Mellon 4.70% 9/20/25 μ, ψ		47,000	44,602
BBVA Bancomer
144A 5.875% 9/13/34 #, μ		600,000	520,368
5.875% 9/13/34 μ		200,000	173,456

Citizens Bank 6.064% 10/24/25 μ		285,000	272,582
Deutsche Bank
3.729% 1/14/32 μ		200,000	144,879
5.625% 5/19/31 μ	EUR	200,000	206,212
6.72% 1/18/29 μ		150,000	147,285
7.146% 7/13/27 μ		300,000	299,866

Hana Bank 144A 3.50% 10/19/26 #, μ, ψ		200,000	177,237
Huntington National Bank 4.552% 5/17/28 μ		1,870,000	1,719,355
ICICI Bank 144A 4.00% 3/18/26 #		1,200,000	1,152,980
KeyBank 4.15% 8/8/25		1,855,000	1,725,753
KeyCorp 4.789% 6/1/33 μ		68,000	53,647
NBK SPC 144A 1.625% 9/15/27 #, μ		715,000	631,221
NBK Tier 1 144A 3.625% 8/24/26 #, μ, ψ		206,000	178,150
NBK Tier 1 Financing 2 144A 4.50% 8/27/25 #, μ, ψ		300,000	276,098
Popular 7.25% 3/13/28		255,000	253,099
SVB Financial Group
4.00% 5/15/26 ‡, ψ		385,000	6,182
4.57% 4/29/33 μ, ‡		227,000	133,145

2    NQ- DD [1023] 1223 (3265778)

(Unaudited)
		Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)

Truist Financial 4.95% 9/1/25 μ, ψ		165,000	$ 150,057
			9,575,038
Basic Industry — 2.40%
AngloGold Ashanti Holdings
3.75% 10/1/30		350,000	275,812
6.50% 4/15/40		120,000	103,918

CSN Resources 144A 5.875% 4/8/32 #		535,000	423,591
Domtar 144A 6.75% 10/1/28 #		509,000	414,819
First Quantum Minerals
144A 6.875% 10/15/27 #		1,505,000	1,284,120
144A 8.625% 6/1/31 #		865,000	731,229
Sasol Financing USA
6.50% 9/27/28		440,000	389,851
144A 8.75% 5/3/29 #		1,375,000	1,307,515
			4,930,855
Brokerage — 1.03%
Jefferies Financial Group 6.50% 1/20/43		245,000	226,195
NFP
144A 6.875% 8/15/28 #		1,957,000	1,673,734
144A 7.50% 10/1/30 #		235,000	222,806
			2,122,735
Capital Goods — 3.72%
Ardagh Metal Packaging Finance USA 2.00% 9/1/28	EUR	800,000	699,193
Canpack 144A 3.875% 11/15/29 #		170,000	133,674
Cemex 144A 9.125% 3/14/28 #, μ, ψ		940,000	964,802
CP Atlas Buyer 144A 7.00% 12/1/28 #		140,000	106,851
Embraer Netherlands Finance 144A 7.00% 7/28/30 #		1,135,000	1,109,338
GFL Environmental 144A 5.125% 12/15/26 #		76,000	72,200
Mauser Packaging Solutions Holding 144A 7.875% 8/15/26 #		460,000	431,305
SAN Miguel Industrias 144A 3.50% 8/2/28 #		1,755,000	1,435,607
Standard Industries
144A 3.375% 1/15/31 #		159,000	120,506
144A 4.375% 7/15/30 #		1,705,000	1,394,661
144A 4.75% 1/15/28 #		38,000	34,050

Turkiye Sise ve Cam Fabrikalari 144A 6.95% 3/14/26 #		1,145,000	1,108,440
Wesco Aircraft Holdings 144A 8.50% 11/15/24 #, ‡		710,000	28,400
			7,639,027
NQ- DD [1023] 1223 (3265778)    3

Schedule of investments
Delaware Strategic Income Fund   (Unaudited)
		Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications — 6.76%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #		881,000	$ 719,284
Altice France 144A 5.50% 10/15/29 #		865,000	595,678
CCO Holdings
144A 4.25% 2/1/31 #		41,000	31,938
144A 4.50% 8/15/30 #		530,000	425,678

Cellnex Finance 144A 3.875% 7/7/41 #		400,000	266,906
CMG Media 144A 8.875% 12/15/27 #		415,000	321,015
Consolidated Communications
144A 5.00% 10/1/28 #		486,000	366,519
144A 6.50% 10/1/28 #		1,667,000	1,320,264
CSC Holdings
144A 5.375% 2/1/28 #		1,838,000	1,465,392
144A 5.75% 1/15/30 #		248,000	130,138

Cumulus Media New Holdings 144A 6.75% 7/1/26 #		500,000	357,958
Digicel International Finance 144A 8.75% 5/25/24 #		1,132,000	1,039,179
Directv Financing 144A 5.875% 8/15/27 #		920,000	806,996
Discovery Communications 4.00% 9/15/55		10,000	5,748
DISH DBS 144A 5.75% 12/1/28 #		780,000	567,938
Frontier Communications Holdings
144A 5.00% 5/1/28 #		203,000	175,443
144A 5.875% 10/15/27 #		836,000	762,861
5.875% 11/1/29		338,226	254,636
144A 6.00% 1/15/30 #		216,000	162,856
144A 6.75% 5/1/29 #		219,000	173,568

Gray Escrow II 144A 5.375% 11/15/31 #		1,870,000	1,180,178
Matterhorn Telecom 3.125% 9/15/26	EUR	69,000	68,376
Network i2i 144A 5.65% 1/15/25 #, μ, ψ		250,000	243,169
Prosus 144A 4.193% 1/19/32 #		1,335,000	1,026,080
Summit Digitel Infrastructure 144A 2.875% 8/12/31 #		700,000	521,292
Time Warner Cable 7.30% 7/1/38		350,000	326,343
Vmed O2 UK Financing I 144A 4.25% 1/31/31 #		400,000	315,009
Warnermedia Holdings 5.141% 3/15/52		330,000	233,688
			13,864,130
Consumer Cyclical — 6.09%
Alibaba Group Holding 3.40% 12/6/27		1,000,000	913,903
Alsea 144A 7.75% 12/14/26 #		1,560,000	1,549,998
Arches Buyer 144A 6.125% 12/1/28 #		463,000	374,435
Arcos Dorados 144A 6.125% 5/27/29 #		1,215,000	1,133,595
Bath & Body Works 6.875% 11/1/35		1,220,000	1,077,829
4    NQ- DD [1023] 1223 (3265778)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Carnival
144A 6.00% 5/1/29 #	805,000	$ 680,721
144A 7.625% 3/1/26 #	2,036,000	1,981,400

Ford Motor Credit 6.95% 6/10/26	540,000	541,949
Kia 144A 1.75% 10/16/26 #	200,000	177,598
LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #	478,000	431,968
Michaels
144A 5.25% 5/1/28 #	351,000	254,651
144A 7.875% 5/1/29 #	331,000	184,915

PetSmart 144A 7.75% 2/15/29 #	840,000	774,150
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	445,000	406,170
Sands China 5.375% 8/8/25	600,000	581,098
Staples
144A 7.50% 4/15/26 #	1,230,000	1,004,232
144A 10.75% 4/15/27 #	411,000	226,818
VICI Properties
4.95% 2/15/30	125,000	111,562
5.125% 5/15/32	95,000	82,184
		12,489,176
Consumer Non-Cyclical — 3.52%
Bausch Health
144A 5.50% 11/1/25 #	120,000	103,594
144A 11.00% 9/30/28 #	173,000	105,963

Central American Bottling 144A 5.25% 4/27/29 #	585,000	515,654
DaVita
144A 3.75% 2/15/31 #	250,000	179,918
144A 4.625% 6/1/30 #	335,000	262,814

Endo Luxembourg Finance 144A 6.125% 4/1/29 #, ‡	42,000	27,764
Heartland Dental 144A 8.50% 5/1/26 #	239,000	217,759
InRetail Consumer 144A 3.25% 3/22/28 #	1,740,000	1,461,715
JBS USA LUX
3.00% 2/2/29	293,000	241,438
3.625% 1/15/32	400,000	307,833

MajorDrive Holdings IV 144A 6.375% 6/1/29 #	743,000	576,601
Medline Borrower
144A 3.875% 4/1/29 #	579,000	489,429
144A 5.25% 10/1/29 #	266,000	226,687
MHP Lux
144A 6.25% 9/19/29 #	228,000	144,588
144A 6.95% 4/3/26 #	247,000	184,870

NQ- DD [1023] 1223 (3265778)    5

Schedule of investments
Delaware Strategic Income Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

Minerva Luxembourg 144A 8.875% 9/13/33 #	560,000	$ 550,592
Par Pharmaceutical 144A 7.50% 4/1/27 #, ‡	342,000	232,237
Pilgrim's Pride 4.25% 4/15/31	433,000	357,130
Tenet Healthcare
6.125% 10/1/28	145,000	134,615
6.875% 11/15/31	370,000	341,548
Teva Pharmaceutical Finance Netherlands III
5.125% 5/9/29	200,000	174,758
6.75% 3/1/28	400,000	382,871
		7,220,378
Electric — 1.43%
Calpine
144A 5.00% 2/1/31 #	145,000	117,099
144A 5.125% 3/15/28 #	279,000	249,951

Continuum Energy Aura 144A 9.50% 2/24/27 #	555,000	549,664
Duke Energy 4.875% 9/16/24 μ, ψ	80,000	77,610
Minejesa Capital 5.625% 8/10/37	200,000	148,076
NRG Energy 144A 4.45% 6/15/29 #	285,000	246,516
Pacific Gas and Electric 3.30% 8/1/40	367,000	222,953
TerraForm Power Operating 144A 5.00% 1/31/28 #	115,000	105,467
Vistra 144A 7.00% 12/15/26 #, μ, ψ	1,295,000	1,180,114
Vistra Operations 144A 4.30% 7/15/29 #	52,000	45,276
		2,942,726
Energy — 6.76%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	96,000	84,905
144A 7.00% 11/1/26 #	236,000	228,122

Bellatrix Exploration 12.50% 12/15/23	249,000	0
Callon Petroleum
144A 7.50% 6/15/30 #	1,605,000	1,556,286
144A 8.00% 8/1/28 #	75,000	74,199

CNX Midstream Partners 144A 4.75% 4/15/30 #	500,000	412,516
CNX Resources 144A 6.00% 1/15/29 #	700,000	642,559
Cosan Luxembourg 144A 5.50% 9/20/29 #	700,000	624,615
Crestwood Midstream Partners
144A 5.625% 5/1/27 #	210,000	202,203
144A 6.00% 2/1/29 #	261,000	252,806

Energean Israel Finance 144A 8.50% 9/30/33 #	1,320,000	1,156,650
Energy Transfer 6.50% 11/15/26 μ, ψ	752,000	682,951
6    NQ- DD [1023] 1223 (3265778)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)

EQM Midstream Partners 144A 4.75% 1/15/31 #	1,430,000	$ 1,205,637
Ferrellgas 144A 5.375% 4/1/26 #	187,000	175,208
Genesis Energy
7.75% 2/1/28	850,000	801,116
8.00% 1/15/27	590,000	567,085

Geopark 144A 5.50% 1/17/27 #	1,220,000	1,026,207
Guara Norte 144A 5.198% 6/15/34 #	548,241	465,517
Murphy Oil 6.375% 7/15/28	1,262,000	1,223,492
NuStar Logistics 6.375% 10/1/30	1,225,000	1,134,368
PDC Energy 5.75% 5/15/26	445,000	443,387
Tullow Oil 144A 10.25% 5/15/26 #	640,000	550,227
Vital Energy 10.125% 1/15/28	351,000	352,238
		13,862,294
Finance Companies — 0.80%
AerCap Ireland Capital DAC
2.45% 10/29/26	150,000	133,483
3.30% 1/30/32	150,000	116,187
3.40% 10/29/33	150,000	112,242

Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	1,335,000	1,179,263
Country Garden Holdings 7.25% 4/8/26	200,000	9,710
Logan Group 5.75% 1/14/25 ‡	200,000	12,568
RKPF Overseas 2020 A 5.125% 7/26/26	300,000	87,831
		1,651,284
Government Agency — 2.10%
Comision Federal de Electricidad 144A 3.875% 7/26/33 #	750,000	546,350
DP World 4.70% 9/30/49	200,000	144,630
Ecopetrol 6.875% 4/29/30	644,000	580,372
First Abu Dhabi Bank 4.50% 4/5/26 μ, ψ	200,000	187,850
Georgian Railway JSC 4.00% 6/17/28	865,000	743,986
Oryx Funding 144A 5.80% 2/3/31 #	485,000	449,459
Perusahaan Perseroan Persero Perusahaan Listrik Negara 144A 5.45% 5/21/28 #	700,000	679,490
Petroleos Mexicanos
5.95% 1/28/31	1,135,000	812,830
6.70% 2/16/32	237,000	174,899
		4,319,866
NQ- DD [1023] 1223 (3265778)    7

Schedule of investments
Delaware Strategic Income Fund   (Unaudited)
		Principalamount°	Value (US $)
Corporate Bonds (continued)
Insurance — 0.53%
Ardonagh Midco 2 144A PIK 11.50% 1/15/27 #, «		850,984	$ 842,157
Brighthouse Financial 4.70% 6/22/47		112,000	73,658
MetLife 3.85% 9/15/25 μ, ψ		185,000	168,664
			1,084,479
Natural Gas — 0.25%
Medco Laurel Tree 144A 6.95% 11/12/28 #		545,000	503,865
			503,865
Real Estate Investment Trusts — 0.21%
CIBANCO Institucion de Banca Multiple Trust 144A 4.375% 7/22/31 #		605,000	440,779
			440,779
Technology — 2.12%
Broadcom 144A 3.469% 4/15/34 #		320,000	243,923
CDW 3.276% 12/1/28		95,000	81,340
CommScope Technologies 144A 6.00% 6/15/25 #		250,000	150,376
Entegris Escrow 144A 4.75% 4/15/29 #		305,000	273,438
Iron Mountain
144A 5.25% 7/15/30 #		419,000	364,338
144A 5.625% 7/15/32 #		600,000	513,246

Iron Mountain Information Management Services 144A 5.00% 7/15/32 #		1,295,000	1,061,139
NCR Voyix
144A 5.00% 10/1/28 #		419,000	362,381
144A 5.125% 4/15/29 #		1,245,000	1,071,935
144A 5.25% 10/1/30 #		271,000	224,730
			4,346,846
Transportation — 2.71%
Acu Petroleo Luxembourg 144A 7.50% 7/13/35 #		1,231,933	1,112,570
Azul Secured Finance 144A 11.93% 8/28/28 #		1,000,000	972,874
Burlington Northern Santa Fe 2.875% 6/15/52		180,000	102,858
Grupo Aeromexico 144A 8.50% 3/17/27 #		2,000,000	1,856,607
International Consolidated Airlines Group 3.75% 3/25/29	EUR	100,000	93,622
Mileage Plus Holdings 144A 6.50% 6/20/27 #		300,000	296,594
Rumo Luxembourg 144A 5.25% 1/10/28 #		800,000	731,672
United Airlines 144A 4.625% 4/15/29 #		457,000	386,441
			5,553,238
8    NQ- DD [1023] 1223 (3265778)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Utilities — 0.34%
Clean Renewable Power Mauritius 144A 4.25% 3/25/27 #	603,000	$ 515,366
Grupo Energia Bogota 144A 4.875% 5/15/30 #	200,000	176,931
		692,297
Total Corporate Bonds (cost $105,049,642)		93,239,013

Municipal Bonds — 1.06%
Commonwealth of Puerto Rico(Restructured)
Series A 7.201% 7/1/24^	21,392	20,728
Series A-1 4.00% 7/1/35	95,758	80,493
Series A-1 4.00% 7/1/37	22,930	18,674

GDB Debt Recovery Authority of Puerto Rico 7.50% 8/20/40	2,507,097	2,049,552
Total Municipal Bonds (cost $2,444,620)		2,169,447

Non-Agency Asset-Backed Securities — 8.04%
Citicorp Residential Mortgage Trust Series 2006-3 A5 4.655% 11/25/36 φ	58,390	57,209
DataBank Issuer Series 2021-1A A2 144A 2.06% 2/27/51 #	4,000,000	3,523,009
Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #	750,000	638,678
Domino's Pizza Master Issuer Series 2021-1A A2I 144A 2.662% 4/25/51 #	487,500	407,075
Frontier Issuer Series 2023-1 A2 144A 6.60% 8/20/53 #	5,000,000	4,743,629
Hardee's Funding Series 2020-1A A2 144A 3.981% 12/20/50 #	2,139,500	1,791,521
Retained Vantage Data Centers Issuer Series 2023-1A A2A 144A 5.00% 9/15/48 #	4,000,000	3,608,856
Taco Bell Funding Series 2018-1A A2II 144A 4.94% 11/25/48 #	952,500	878,209
Wendy's Funding Series 2018-1A A2II 144A 3.884% 3/15/48 #	942,500	851,550
Total Non-Agency Asset-Backed Securities (cost $17,109,984)		16,499,736

NQ- DD [1023] 1223 (3265778)    9

Schedule of investments
Delaware Strategic Income Fund   (Unaudited)
	Principalamount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations — 9.16%
Connecticut Avenue Securities Trust
Series 2022-R01 1M2 144A 7.221% (SOFR + 1.90%) 12/25/41 #, •	3,000,000	$ 2,955,039
Series 2022-R02 2M2 144A 8.321% (SOFR + 3.00%) 1/25/42 #, •	3,000,000	2,998,836
Series 2023-R07 2M2 144A 8.571% (SOFR + 3.25%) 9/25/43 #, •	5,000,000	5,066,975

Freddie Mac Structured Agency Credit Risk Debt Notes Series 2023-HQA2 M1B 144A 8.671% (SOFR + 3.35%) 6/25/43 #, •	2,500,000	2,555,795
JPMorgan Mortgage Trust Series 2021-13 B1 144A 3.142% 4/25/52 #, •	574,380	420,103
Sequoia Mortgage Trust
Series 2014-1 B3 144A 4.167% 4/25/44 #, •	675,450	578,550
Series 2017-5 B2 144A 3.779% 8/25/47 #, •	1,625,168	1,391,987
Series 2017-6 B2 144A 3.721% 9/25/47 #, •	1,638,027	1,434,846
Series 2017-7 B2 144A 3.724% 10/25/47 #, •	1,635,569	1,389,004
Total Non-Agency Collateralized Mortgage Obligations (cost $19,929,027)		18,791,135

Non-Agency Commercial Mortgage-Backed Securities — 2.74%
BANK
Series 2020-BN28 B 2.344% 3/15/63	160,000	108,679
Series 2022-BNK39 B 3.239% 2/15/55 •	1,200,000	832,589
Series 2022-BNK40 B 3.393% 3/15/64 •	410,000	292,036
Benchmark Mortgage Trust
Series 2020-B21 C 3.345% 12/17/53 •	1,000,000	642,263
Series 2020-B22 A5 1.973% 1/15/54	1,500,000	1,116,750

DBJPM Mortgage Trust Series 2020-C9 B 2.567% 8/15/53	737,000	512,706
GS Mortgage Securities Trust
Series 2017-GS6 B 3.869% 5/10/50	500,000	403,618
Series 2018-GS9 B 4.321% 3/10/51 •	280,000	241,707
Series 2020-GC47 B 3.454% 5/12/53 •	1,840,000	1,364,582

JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 B 3.499% 4/15/46	130,000	109,363
Total Non-Agency Commercial Mortgage-Backed Securities (cost $6,658,827)		5,624,293

10    NQ- DD [1023] 1223 (3265778)

(Unaudited)
	Principalamount°	Value (US $)

Loan Agreements — 1.76%
Applied Systems 2nd Lien 12.14% (SOFR03M + 6.75%) 9/17/27 •	451,630	$ 454,641
AssuredPartners 8.939% (SOFR01M + 3.61%) 2/12/27 •	445,986	442,874
Connect US Finco 8.824% (SOFR01M + 3.50%) 12/11/26 •	275,025	268,837
Foresight Energy Operating Tranche A 13.49% (SOFR03M + 8.10%) 6/30/27 •	285,306	278,174
Frontier Communications Tranche B 9.189% (SOFR01M + 3.86%) 10/8/27 •	682,500	660,034
Hamilton Projects Acquiror 9.939% (SOFR01M + 4.61%) 6/17/27 •	625,783	624,609
MLN US HoldCo 1st Lien 12.195% (SOFR03M + 6.80%) 10/18/27 •	1,413,880	408,847
MLN US HoldCo Tranche B 14.745% (SOFR03M + 9.35%) 10/18/27 •	427,200	55,536
Ultimate Software Group 1st Lien 9.333% (SOFR03M + 3.95%) 5/4/26 •	417,777	417,287
Total Loan Agreements (cost $4,760,546)		3,610,839

Sovereign Bonds — 4.47%Δ
Brazil — 0.30%
Brazilian Government International Bonds
3.75% 9/12/31	300,000	249,599
4.75% 1/14/50	550,000	369,185
		618,784
Colombia — 0.07%
Colombia Government International Bond 3.125% 4/15/31	200,000	148,557
		148,557
Dominican Republic — 0.25%
Dominican Republic International Bonds
144A 4.50% 1/30/30 #	414,000	351,904
144A 4.875% 9/23/32 #	200,000	162,367
		514,271
Indonesia — 0.39%
Indonesia Government International Bond 3.85% 10/15/30	900,000	800,875
		800,875
NQ- DD [1023] 1223 (3265778)    11

Schedule of investments
Delaware Strategic Income Fund   (Unaudited)
		Principalamount°	Value (US $)

Sovereign BondsΔ (continued)
Ivory Coast — 0.31%
Ivory Coast Government International Bond 144A 6.125% 6/15/33 #		784,000	$ 645,269
			645,269
Japan — 0.20%
Japan Government Thirty Year Bond 0.40% 3/20/50	JPY	89,550,000	414,703
			414,703
Mexico — 0.52%
Mexico Government International Bonds
3.25% 4/16/30		654,000	552,306
3.50% 2/12/34		670,000	513,273
			1,065,579
Peru — 0.64%
Corp Financiera de Desarrollo 144A 2.40% 9/28/27 #		500,000	429,073
Corp Financiera de Desarrollo 5.25% 7/15/29 μ		200,000	196,637
Peruvian Government International Bond 2.783% 1/23/31		850,000	682,585
			1,308,295
Serbia — 0.14%
Serbia International Bond 144A 2.125% 12/1/30 #		400,000	294,701
			294,701
United Kingdom — 1.23%
United Kingdom Gilt 4.50% 6/7/28	GBP	2,065,000	2,514,845
			2,514,845
Uzbekistan — 0.42%
Republic of Uzbekistan International Bond 144A 4.75% 2/20/24 #		862,000	856,478
			856,478
Total Sovereign Bonds (cost $10,522,373)			9,182,357

US Treasury Obligations — 8.43%
US Treasury Bonds
3.875% 2/15/43		1,770,000	1,472,004
3.875% 5/15/43		1,940,000	1,611,564
4.125% 8/15/53		3,945,000	3,375,440
US Treasury Notes
3.375% 5/15/33		5,165,000	4,567,797
12    NQ- DD [1023] 1223 (3265778)

(Unaudited)
	Principalamount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Notes
3.875% 8/15/33	6,805,000	$ 6,264,322
Total US Treasury Obligations (cost $18,547,822)		17,291,127
	Number of shares
Common Stocks — 1.29%
Basic Industry — 0.64%
Foresight Energy †	42,271	1,301,934
		1,301,934
Consumer Discretionary — 0.16%
Studio City International Holdings ADR †	38,272	191,360
Studio City International Holdings ADR †	19,076	95,380
True Religion Apparel †	2	48,757
		335,497
Financial Services — 0.15%
New Cotai †	414,307	308,664
		308,664
Materials — 0.00%
Westmoreland Coal †	145	218
		218
Transportation — 0.34%
Grupo Aeromexico =, †	49,917	692,176
		692,176
Total Common Stocks (cost $6,152,233)		2,638,489

Preferred Stock — 0.01%
True Religion Apparel 6.25% =, ω	2	11,435
Total Preferred Stock (cost $37,635)		11,435

Warrants — 0.01%
California Resources †	1,368	24,405
Total Warrants (cost $119,109)		24,405

NQ- DD [1023] 1223 (3265778)    13

Schedule of investments
Delaware Strategic Income Fund   (Unaudited)
	Number of shares	Value (US $)

Short-Term Investments — 0.73%
Money Market Mutual Funds — 0.73%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.24%)	374,535	$ 374,535
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.24%)	374,535	374,535
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.39%)	374,535	374,535
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.25%)	374,535	374,535
Total Short-Term Investments (cost $1,498,140)		1,498,140
Total Value of Securities—98.67% (cost $225,318,898)		202,457,297

Receivables and Other Assets Net of Liabilities—1.33%★		2,729,792
Net Assets Applicable to 29,352,302 Shares Outstanding—100.00%		$205,187,089
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At October 31, 2023, the aggregate value of Rule 144A securities was $130,833,758, which represents 63.76% of the Fund's net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at October 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2023. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
«	PIK. The first payment of cash and/or principal will be made after October 31, 2023.
14    NQ- DD [1023] 1223 (3265778)

(Unaudited)
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
φ	Step coupon bond. Stated rate in effect at October 31, 2023 through maturity date.
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
ω	Perpetual security with no stated maturity date.
★	Includes $931,246 cash collateral held at broker for futures contracts as of October 31, 2023.
The following forward foreign currency exchange contracts and futures contracts were outstanding at October 31, 2023:
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation
JPMCB	EUR	(730,248)	USD	794,575	11/17/23	$21,350
JPMCB	GBP	(2,100,000)	USD	2,583,546	11/17/23	30,840
JPMCB	JPY	(66,900,000)	USD	457,203	11/17/23	14,598
Total Forward Foreign Currency Exchange Contracts						$66,788
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(2)	Euro-Bobl	$(246,093)	$(248,015)	12/7/23	$1,922	$—	$(283)
419	US Treasury 5 yr Notes	43,775,679	44,308,436	12/29/23	—	(532,757)	(30,393)
42	US Treasury 10 yr Notes	4,459,219	4,610,247	12/19/23	—	(151,028)	(1,968)
73	US Treasury 10 yr Ultra Notes	7,944,453	8,226,340	12/19/23	—	(281,887)	1,141
Total Futures Contracts			$56,897,008		$1,922	$(965,672)	$(31,503)
NQ- DD [1023] 1223 (3265778)    15

Schedule of investments
Delaware Strategic Income Fund   (Unaudited)
The use of forward foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The forward foreign currency exchange contracts and notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund's net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
DAC – Designated Activity Company
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
PIK – Payment-in-kind
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
yr – Year
Summary of currencies:
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
USD – US Dollar
16    NQ- DD [1023] 1223 (3265778)